Ally Master Owner Trust
Monthly Servicing Report
June 15, 2021

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of May 31, 2021

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$3,047,986,773.10	76,185	$40,007.70	58.82%
Used Auto	$464,270,071.36	22,157	$20,953.65	8.96%
Medium Duty Trucks	$12,198,943.72	259	$47,100.17	0.24%
Less Dealer Reserve	$1,291,853,758.14
Total	$2,232,602,030.04	98,601		68.01%

Ally Bank Retained Receivables
New Auto	$443,195,843.14	9,040	$49,026.09	8.55%
Used Auto	$1,168,123,175.26	40,745	$28,669.12	22.54%
Medium Duty Trucks	$93,420.00	4	$23,355.00	0.00%
DPP	$35,406,074.31	1,085	$32,632.33	0.68%
Other	$10,695,788.44	93	$115,008.48	0.21%
Total	$1,657,514,301.15	50,967		31.99%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$3,890,116,331.19	149,568		100.00%
Dealer Reserve	$1,291,853,758.14
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$5,181,970,089.33	149,568		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$3,021,108,527.45	1,326	58.30%
Limited	Eligible	$503,347,260.73	168	9.71%
Programmed	Eligible	$0.00	0	0.00%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,339,508,152.77	N/A	25.85%
Limited	Ineligible	$318,006,148.38	N/A	6.14%
Programmed	Ineligible	$0.00	N/A	0.00%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$5,181,970,089.33	1,494	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$4,436,226,172.88	126,760	85.61%
121-180 Days		$356,283,082.78	10,500	6.88%
181-270 Days		$254,880,871.74	8,039	4.92%
Over 270 Days		$134,579,961.93	4,269	2.60%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$5,181,970,089.33	149,568	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,994	9,377,189	75.02%
L…………………………………....	862	3,051,941	24.42%
P……………………………………	50	71,103	0.57%
N …………………………………..	1	22	—%
Total ……………………………….	3,907	12,500,255	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,938	9,859,396	73.00%
L…………………………………....	933	3,603,128	26.68%
P……………………………………	53	43,547	0.32%
N …………………………………..	1	39	—%
Total ……………………………….	3,925	13,506,110	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,905	11,669,275	72.58%
L…………………………………....	970	4,362,201	27.13%
P……………………………………	56	46,985	0.29%
N …………………………………..	2	248	—%
Total ……………………………….	3,933	16,078,708	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.